CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Universal life and investment-type product policy fee income	$ 3,312	$ 3,067	$ 2,918
Premiums	533	530	431
Net investment income (loss):
Investment income (loss) from derivative instruments	2,374	(284)	(3,079)
Other Investment Income (Loss)	2,128	2,260	2,099
Total net investment income (loss)	4,502	1,976	(980)
Investment gains (losses), net:
Total other-than-temporary impairment losses	(36)	(300)	(169)
Portion of loss recognized in other comprehensive income (loss)	4	18	6
Net impairment losses recognized	(32)	(282)	(163)
Other investment gains (losses), net	(15)	98	217
Total investment gains (losses), net	(47)	(184)	54
Commissions, fees and other income	3,631	3,702	3,385
Increase (decrease) in the fair value of the reinsurance contract asset	5,941	2,350	(2,566)
Total revenues	17,872	11,441	3,242
BENEFITS AND OTHER DEDUCTIONS
Policyholders benefits	4,360	3,082	1,298
Interest credited to policyholders account balances	999	950	1,004
Compensation and benefits	2,206	1,953	1,859
Commissions	1,195	1,044	1,033
Distribution related payments	303	287	234
Amortization of deferred sales commissions	38	47	55
Interest expense	106	106	107
Amortization of deferred policy acquisition costs	3,620	(326)	41
Capitalization of deferred policy acquisition costs	(759)	(655)	(687)
Rent expense	250	244	258
Amortization Of Other Intangible Assets	24	23	24
Other operating costs and expenses	1,406	1,438	1,309
Total benefits and other deductions	13,748	8,193	6,535
Earnings (loss) from continuing operations, before income taxes	4,124	3,248	(3,293)
Income tax (expense) benefit	(1,298)	(789)	1,347
Earnings (loss) from continuing operations, net of income taxes	2,826	2,459	(1,946)
Earnings (loss) from discontinued operations, net of income taxes	0	0	3
Net earnings (loss)	2,826	2,459	(1,943)
Less: net (earnings) loss attributable to the noncontrolling interest	101	(235)	(359)
Net Earnings (Loss) Attributable to AXA Equitable	2,927	2,224	(2,302)
Amounts attributable to AXA Equitable:
Earnings (loss) from continuing operations, net of income taxes	2,927	2,224	(2,305)
Earnings (loss) from discontinued operations, net of income taxes	0	0	3
Net Earnings (Loss)	$ 2,927	$ 2,224	$ (2,302)